Provision for Legal Proceedings (Details) - Schedule of judicial deposits in its assets - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for Legal Proceedings (Details) - Schedule of judicial deposits in its assets [Line Items]
Total	R$ 56	R$ 119
Tax [Member]
Provision for Legal Proceedings (Details) - Schedule of judicial deposits in its assets [Line Items]
Total	12	65
Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of judicial deposits in its assets [Line Items]
Total	34	50
Civil and Others [Member]
Provision for Legal Proceedings (Details) - Schedule of judicial deposits in its assets [Line Items]
Total	R$ 10	R$ 4